Expense Example - abrdn Ultra Short Municipal Income Active ETF - abrdn Ultra Short Municipal Income Active ETF	Aug. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 922